Other financial assets (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Summary of Other Financial Assets

	As at March 31,
	2024		2025
Non-current
Finance lease receivables	₹	4,270	₹	3,090
Security deposits		1,221		1,318
Dues from officers and employees		59		30
Others
Advance to customer		-		225
Other receivables		-		1
	₹	5,550	₹	4,664

Current
Finance lease receivables	₹	5,307	₹	5,144
Security deposits		2,035		1,827
Interest receivables		230		596
Dues from officers and employees		596		505
Others
Claims Receivables		145		195
Advance to customer		-		70
Other receivables		2,223		111
	₹	10,536	₹	8,448
	₹	16,086	₹	13,112

Summary of Finance Lease Receivables

Finance lease receivables consist of assets that are leased for a contract term normally ranging 1 to 5 years, with lease payments due in monthly or quarterly installments. Details of finance lease receivables are given below:

	As at March 31,
	2024		2025

Year 1	₹	5,693	₹	5,489
Year 2		3,220		1,908
Year 3		853		945
Year 4		309		380
Year 5		154		145
Gross investment in lease	₹	10,229	₹	8,867
Less: Unearned finance income		(652)		(633)
Present value of minimum lease payment receivables	₹	9,577	₹	8,234

Non-current	₹	4,270	₹	3,090
Current		5,307		5,144